SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
Description of Common Stock, Class B Convertible Common Stock and Class C Common Stock
The rights of holders of Match Group common stock, Class B common stock and Class C common stock are identical, except for voting rights, conversion rights and dividend rights. Holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. Holders of Class B common stock are entitled to ten votes per share on all matters to be voted upon by stockholders. Holders of Class C common stock have no voting rights, except as otherwise required by the laws of the State of Delaware, in which case holders of Class C common stock are entitled to one one-hundredth (1/100) of a vote per share. Holders of the Company's common stock, Class B common stock and Class C common stock do not have cumulative voting rights in the election of directors.
Shares of Match Group's Class B common stock are convertible into shares of our common stock at the option of the holder at any time on a share for share basis. Such conversion ratio will in all events be equitably preserved in the event of any recapitalization of Match Group by means of a stock dividend on, or a stock split or combination of, our outstanding common stock or Class B common stock, or in the event of any merger, consolidation or other reorganization of Match Group with another corporation. Upon the conversion of a share of our Class B common stock into a share of our common stock, the applicable share of Class B common stock will be retired and will not be subject to reissue. Shares of common stock and Class C common stock have no conversion rights.
The holders of shares of Match Group common stock, Class B common stock and Class C common stock are entitled to receive, share for share, such dividends as may be declared by Match Group's Board of Directors out of funds legally available therefore. In the event of a liquidation, dissolution or winding up, holders of the Company's common stock, Class B common stock and Class C common stock are entitled to receive ratably the assets available for distribution to the stockholders after payment of all liabilities and accrued but unpaid dividends and liquidation preferences on any outstanding preferred stock.
At December 31, 2016, IAC holds 209.9 million shares of our Class B common stock, representing 100% of our outstanding Class B common stock, and 1.0 million shares of our common stock, representing 2.1% of our outstanding common stock. IAC's ownership interest is 82.5% and IAC holds 97.9% of the outstanding total voting power of the Company.
In the event that Match Group issues or proposes to issue any shares of Match Group common stock, Class B common stock or Class C common stock (with certain limited exceptions), including shares issued upon the exercise, conversion or exchange of options, warrants and convertible securities, IAC will generally have a purchase right that permits it to purchase for fair market value, as defined in the agreement, up to such number of shares of the same class as the issued shares as would (i) enable IAC to maintain the same ownership interest in the Company that it had immediately prior to such issuance or proposed issuance, with respect to issuances of our voting capital stock, or (ii) enable IAC to maintain ownership of at least 80.1% of each class of the Company's non-voting capital stock, with respect to issuances of our non-voting capital stock.
Reserved Common Shares
In connection with equity compensation plans, 61.2 million shares of Match Group common stock are reserved at December 31, 2016.